INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

US$ MILLIONS	2023	2022
Cost	$18,622	$13,718
Accumulated amortization	(2,777)	(1,896)
Net intangible assets	$15,845	$11,822
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2023	2022
Cost at beginning of the year	$13,718	$15,785
Acquisitions through business combinations(1)	4,020	302
Additions, net of disposals	284	149
Assets reclassified as held for sale	—	(793)
Assets held by subsidiaries disposed during the period(2)	—	(1,454)
Non-cash additions	(7)	47
Foreign currency translation	607	(318)
Cost at end of year	$18,622	$13,718

(1)See Note 6, Acquisition of Businesses, for additional information.
(2)Refer to Note 5, Disposition of Businesses, for further details.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2023	2022
Accumulated amortization at beginning of year	$(1,896)	$(1,571)
Assets held by subsidiaries disposed during the period(1)	—	5
Non-cash disposals	(2)	—
Amortization	(770)	(561)
Held for sale	—	211
Foreign currency translation	(109)	20
Accumulated amortization at end of year	$(2,777)	$(1,896)

(1)See Note 5, Disposition of Businesses, for further details.

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2023	2022
North American residential decarbonization infrastructure operation	$3,267	$1,674
Brazilian regulated transmission operation	2,970	2,816
Canadian diversified midstream operation	2,050	2,186
North American rail operations	1,732	1,762
European residential decarbonization infrastructure business(1)	1,198	—
Peruvian toll roads	1,066	1,031
Global intermodal logistics operations(1)	704	—
Indian telecom tower operation	652	682
U.K. wireless infrastructure operation	563	537
Brazilian electricity transmission operation(1)	505	—
U.K. port operation	272	258
Other(2)	866	876
Total	$15,845	$11,822

(1)Refer to Note 6, Acquisition of Businesses, for further details.
(2)Other intangibles are primarily comprised of customer contracts at our Canadian natural gas gathering and processing operation, U.S. colocation data center operation, Colombian natural gas distribution operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2023	2022
North American residential decarbonization infrastructure business	$3,117	$1,463
North American rail operations	2,098	2,094
Canadian diversified midstream operation	2,028	1,984
European residential decarbonization infrastructure business	1,881	—
Global intermodal logistics operation	1,163	—
Canadian natural gas gathering and processing operation	726	710
Brazilian regulated transmission operation	526	488
European hyperscale data center platform	797	—
U.S. colocation data center operation	503	503
Colombian natural gas distribution operation	461	367
U.K. wireless infrastructure operation	350	332
Other	838	848
Total	$14,488	$8,789